Other Receivables (Tables)	12 Months Ended
Dec. 31, 2023
Other Receivables [Abstract]
Schedule of Other Receivables
	December 31,	December 31,
	2023	2022
R&D tax credit receivable	-	672,600
Value added tax receivable	22,036	78,650
Receivable from suppliers and other	52,787	4,737
Total other receivables	74,823	755,987